RISKS AND UNCERTAINTIES (Tables)	6 Months Ended
Jun. 30, 2021
Risks and Uncertainties [Abstract]
SCHEDULE OF CURRENCY EXCHANGE RATE

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	June 30, 2021	December 31, 2020
Year-end spot rate	US$1=RMB 6.4566	US$1=RMB 6.5250
Average rate	US$1=RMB 6.4702	US$1=RMB 6.9042